Notes Payable Disclosure (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2021	Mar. 30, 2023	Jun. 16, 2022	Jul. 31, 2021	Jun. 06, 2020	Feb. 12, 2020
SBA Loan Agreement July 6, 2020
Unsecured notes payable	$ 114,800		$ 114,800			$ 114,800
Interest accrues at percentage	3.75%
Accrued interest payable	$ 10,428		11,195
Payments on loan	1,680
SBA Loan Agreement, Feb 10, 2021
Unsecured notes payable	$ 150,000		150,000				$ 150,000
Interest accrues at percentage	3.75%
Accrued interest payable	$ 15,828		$ 14,627
Promissory note with GearBubble, July 1, 2021
Unsecured notes payable	697,200				$ 1,162,000
Payments on loan	154,933	$ 309,867
Trillium Partners, loan payable, June 16, 2022
Unsecured notes payable	$ 118,000			$ 100,000
Interest accrues at percentage	3.00%
Accrued interest payable	$ 4,340
Proceeds from unsecured debt	$ 100,000